Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	August 2015
Distribution Date	9/15/2015
Transaction Month	8
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:	$1,260,113,012.83

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%	January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%	October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%	April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%	July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%	July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%	July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%	June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$366,385,435.70	0.9159636	$332,228,825.71	0.8305721	$34,156,609.99
Class A-3 Notes	$400,000,000.00	1.0000000	$400,000,000.00	1.0000000	$-
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$979,035,435.70	0.7828213	$944,878,825.71	0.7555102	$34,156,609.99

Weighted Avg. Coupon (WAC)	3.18%		3.17%
Weighted Avg. Remaining Maturity (WARM)	50.13		49.19
Pool Receivables Balance	$1,028,961,299.69		$993,577,794.13
Remaining Number of Receivables	64,803		63,801

Adjusted Pool Balance	$997,937,130.89		$963,780,520.90

III. COLLECTIONS

Principal:
Principal Collections	$33,763,996.70
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$634,232.89
Total Principal Collections	$34,398,229.59

Interest:
Interest Collections	$2,705,052.65
Late Fees & Other Charges	$46,283.50
Interest on Repurchase Principal	$-
Total Interest Collections	$2,751,336.15

Collection Account Interest	$3,403.09
Reserve Account Interest	$328.89
Servicer Advances	$-

Total Collections	$37,153,297.72

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	August 2015
Distribution Date	9/15/2015
Transaction Month	8
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$37,153,297.72
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$37,153,297.72

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$857,467.75		$857,467.75	$857,467.75
Collection Account Interest					$3,403.09
Late Fees & Other Charges					$46,283.50
Total due to Servicer					$907,154.34

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$207,618.41		$207,618.41
Class A-3 Notes		$350,000.00		$350,000.00
Class A-4 Notes		$146,395.92		$146,395.92

Total Class A interest:		$704,014.33		$704,014.33	$704,014.33

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

Available Funds Remaining:					$35,389,291.05

9. Regular Principal Distribution Amount:					$34,156,609.99

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$34,156,609.99
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$34,156,609.99		$34,156,609.99
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$34,156,609.99		$34,156,609.99

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,232,681.06

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$31,024,168.80
Beginning Period Amount	$31,024,168.80
Current Period Amortization	$1,226,895.57
Ending Period Required Amount	$29,797,273.23
Ending Period Amount	$29,797,273.23
Next Distribution Date Required Amount	$28,594,671.31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

		Beginning	Ending	Target
Overcollateralization Amount		$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		1.89%	1.96%	1.96%

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	August 2015
Distribution Date	9/15/2015
Transaction Month	8
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.23%	63,308	98.98%	$983,427,804.76
30 - 60 Days	0.58%	368	0.77%	$7,611,432.87
61 - 90 Days	0.17%	109	0.22%	$2,191,336.81
91 + Days	0.03%	16	0.03%	$347,219.69
		63,801		$993,577,794.13
Total
Delinquent Receivables 61 + days past due	0.20%	125	0.26%	$2,538,556.50
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.16%	105	0.21%	$2,130,301.15
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.16%	103	0.20%	$2,158,576.57
Three-Month Average Delinquency Ratio	0.17%		0.22%

Repossession in Current Period		53		$1,143,803.57
Repossession Inventory		108		$888,019.04

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,619,508.86
Recoveries				$(634,232.89)
Net Charge-offs for Current Period				$985,275.97

Beginning Pool Balance for Current Period				$1,028,961,299.69

Net Loss Ratio				1.15%
Net Loss Ratio for 1st Preceding Collection Period				0.64%
Net Loss Ratio for 2nd Preceding Collection Period				0.82%
Three-Month Average Net Loss Ratio for Current Period				0.87%

Cumulative Net Losses for All Periods				$4,361,640.59
Cumulative Net Losses as a % of Initial Pool Balance				0.34%

Principal Balance of Extensions				$4,699,619.85
Number of Extensions				215